Virtus Stone Harbor Emerging Markets Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2023
($ reported in thousands)
	Par Value(1)	Value
Foreign Government Securities—65.5%
Angola —8.8%
Republic of Angola Via Avenir II B.V.
(6 month LIBOR + 4.500%) RegS 9.687%, 12/7/23(2)(3)(4)	$ 346	$ 346
(6 month LIBOR + 7.500%) RegS 12.638%, 7/3/23(2)(3)(4)	4,961	5,011
Republic of Angola Via Avenir Issuer II Ireland DAC RegS 6.927%, 2/19/27(2)(3)	1,269	1,211
		6,568

Argentina—5.9%
Provincia De Buenos Aires RegS 5.250%, 9/1/37(3)(4)	3,856	1,465
Republic of Argentina 1.000%, 7/9/29	9,488	2,942
		4,407

Brazil—4.1%
Brazil Notas do Tesouro Nacional
Series F 10.000%, 1/1/27	14,800BRL	2,589
Series F 10.000%, 1/1/31	2,800BRL	452
		3,041

Colombia—3.1%
Colombian Titulos De Tesoreria 7.250%, 10/18/34	8,275,000COP	1,105
Republic of Colombia 4.500%, 3/15/29(5)	1,395	1,196
		2,301

Ecuador—6.9%
Republic of Ecuador
144A 5.500%, 7/31/30(4)(5)(6)	10,467	5,053
	Par Value(1)	Value

Ecuador—continued
RegS 1.500%, 7/31/40(3)(4)	$ 310	$ 96
		5,149

Egypt—3.0%
Arab Republic of Egypt
144A 7.903%, 2/21/48(5)(6)	2,950	1,770
144A 8.150%, 11/20/59(5)(6)	731	446
		2,216

El Salvador—1.8%
Republic of El Salvador
RegS 5.875%, 1/30/25(3)	718	531
RegS 6.375%, 1/18/27(3)	700	369
RegS 8.625%, 2/28/29(3)	410	204
RegS 8.250%, 4/10/32(3)(5)	568	283
		1,387

Gabon—1.7%
Republic of Gabon
144A 6.950%, 6/16/25(5)(6)	1,248	1,197
144A 7.000%, 11/24/31(6)	135	109
		1,306

Indonesia—4.0%
Indonesia Government Bond 8.375%, 4/15/39	40,300,000IDR	2,964
Kenya—3.0%
Republic of Kenya
144A 6.875%, 6/24/24(5)(6)	1,571	1,461
See Notes to Schedule of Investments

Virtus Stone Harbor Emerging Markets Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023
($ reported in thousands)
	Par Value(1)	Value

Kenya—continued
RegS 8.250%, 2/28/48(3)	$ 1,025	$ 782
		2,243

Lebanon—0.9%
Lebanese Republic
6.375%, 3/9/20(7)	148	10
6.400%, 5/26/23(7)	848	58
RegS 8.250%, 4/12/21(3)(7)	5,175	350
RegS 6.100%, 10/4/22(3)(7)	3,217	217
RegS 7.000%, 4/22/31(3)(7)	377	26
		661

Malaysia—6.5%
1MDB Global Investments RegS 4.400%, 3/9/23(3)(5)	4,900	4,862
Mongolia—0.2%
Mongolia Government International Bond 144A 8.650%, 1/19/28(6)	156	158
Mozambique—1.5%
Republic of Mozambique 144A 5.000%, 9/15/31(4)(5)(6)	1,531	1,159
Nigeria—1.3%
Republic of Nigeria
144A 8.375%, 3/24/29(6)	460	387
144A 7.696%, 2/23/38(5)(6)	860	598
		985

	Par Value(1)	Value

Pakistan—0.9%
Islamic Republic of Pakistan RegS 8.250%, 4/15/24(3)	$ 1,300	$ 692
Papua New Guinea —1.0%
Papua New Guinea Government International Bond RegS 8.375%, 10/4/28(3)	867	780
Senegal—0.4%
Republic of Senegal 144A 6.250%, 5/23/33(6)	365	301
South Africa—3.2%
Republic of South Africa
6.500%, 2/28/41	24,400ZAR	836
8.750%, 2/28/48	36,800ZAR	1,560
		2,396

Tunisia—3.3%
Tunisian Republic RegS 5.625%, 2/17/24(3)	2,940EUR	2,455
Turkey—2.6%
Republic of Turkey 9.875%, 1/15/28	1,954	1,981
Venezuela—0.3%
Republic of Venezuela RegS 9.000%, 5/7/23(3)(7)	2,250	219
Zambia—1.1%
Republic of Zambia
5.375%, 9/20/22(7)	124	53
144A 8.970%, 7/30/27(5)(6)(7)	865	385
See Notes to Schedule of Investments

Virtus Stone Harbor Emerging Markets Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023
($ reported in thousands)
	Par Value(1)	Value

Zambia—continued
RegS 8.970%, 7/30/27(3)(5)(7)	$ 900	$ 400
		838

Total Foreign Government Securities (Identified Cost $58,597)		49,069

Corporate Bonds and Notes—45.4%
Brazil—0.6%
MC Brazil Downstream Trading S.a.r.l. 144A 7.250%, 6/30/31(6)	551	449
China—0.7%
Wanda Properties International Co., Ltd. RegS 7.250%, 1/29/24(3)	600	564
Colombia—3.7%
Empresas Publicas de Medellin ESP RegS 7.625%, 9/10/24(3)	2,700,000COP	501
Gran Tierra Energy International Holdings Ltd. 144A 6.250%, 2/15/25(6)	1,267	1,093
Gran Tierra Energy, Inc. 144A 7.750%, 5/23/27(5)(6)	1,410	1,152
		2,746

Ghana—2.0%
Tullow Oil plc
RegS 7.000%, 3/1/25(3)	1,912	1,204
RegS 10.250%, 5/15/26(3)	368	296
		1,500

	Par Value(1)	Value

India—2.1%
Adani Electricity Mumbai Ltd. RegS 3.949%, 2/12/30(3)	$ 1,038	$ 745
Vedanta Resources Finance II plc 144A 8.950%, 3/11/25(6)	1,253	833
		1,578

Indonesia—4.0%
Indika Energy Capital IV Pte Ltd. RegS 8.250%, 10/22/25(3)	1,085	1,060
Theta Capital Pte Ltd.
RegS 8.125%, 1/22/25(3)	935	776
RegS 6.750%, 10/31/26(3)	1,550	1,126
		2,962

Kazakhstan—1.2%
Development Bank of Kazakhstan JSC 144A 10.950%, 5/6/26(6)	506,000KZT	890
Mexico—28.5%
Banco Mercantil del Norte S.A. 144A 5.875% (6)(8)	576	512
Petroleos Mexicanos
7.470%, 11/12/26	45,240MXN	2,086
7.690%, 1/23/50(5)	3,629	2,549
RegS 7.190%, 9/12/24(3)	63,700MXN	3,199
RegS 6.700%, 2/16/32(3)	171	137
Poinsettia Finance Ltd. RegS 6.625%, 6/17/31(3)	13,650	11,432
See Notes to Schedule of Investments

Virtus Stone Harbor Emerging Markets Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023
($ reported in thousands)
	Par Value(1)	Value

Mexico—continued
Sixsigma Networks Mexico S.A. de C.V. 144A 7.500%, 5/2/25(6)	$ 1,541	$ 1,403
		21,318

Peru—0.5%
Petroleos del Peru S.A.
RegS 4.750%, 6/19/32(3)	250	190
RegS 5.625%, 6/19/47(3)	225	150
		340

Turkey—0.7%
Aydem Yenilenebilir Enerji AS 144A 7.750%, 2/2/27(5)(6)	655	536
Venezuela—0.4%
Petroleos de Venezuela S.A.
RegS 6.000%, 11/15/26(3)(9)	2,550	115
RegS 9.750%, 5/17/35(3)(9)	4,200	210
		325

Vietnam—1.0%
Mong Duong Finance Holdings B.V. 144A 5.125%, 5/7/29(6)	890	756
Total Corporate Bonds and Notes (Identified Cost $39,764)		33,964

	Shares
Common Stocks—0.3%
Indonesia—0.3%
Bakrie & Brothers Tbk PT(10)	51,093,794	221
Total Common Stocks (Identified Cost $—)(11)		221

	Par Value(1)	Value
Credit Linked Notes—4.5%
Iraq—4.5%
Republic of Iraq
(Counterparty: BOA) 3.154%, 1/1/28(4)(12)	492,121JPY	$ 3,195
(Counterparty: BOA) 3.227%, 1/6/28(4)(12)	27,258JPY	177
Total Credit Linked Notes (Identified Cost $5,285)		3,372

Total Long-Term Investments—115.7% (Identified Cost $103,646)		86,626

TOTAL INVESTMENTS—115.7% (Identified Cost $103,646)		$86,626
Other assets and liabilities, net—(15.7)%		(11,765)
NET ASSETS—100.0%		$74,861
Abbreviations:
CDS	Credit Default Swap
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate

Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)	This Note was issued for the sole purpose of funding a leveraged loan between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(3)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
See Notes to Schedule of Investments

Virtus Stone Harbor Emerging Markets Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023
($ reported in thousands)
(4)	Variable rate security. Rate disclosed is as of February 28, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	All or a portion is segregated as collateral for reverse repurchase agreements. On February 28, 2023, securities valued at $21,957 were pledged as collateral for reverse repurchase agreements.
(6)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2023, these securities amounted to a value of $20,648 or 27.6% of net assets.
(7)	Security in default; no interest payments are being received.
(8)	No contractual maturity date.
(9)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(10)	Non-income producing.
(11)	Amount is less than $500.
(12)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.

Counterparties:
BCLY	Barclays
BOA	Bank of America
CS	Credit Suisse
GS	Goldman Sachs & Co.
ICE	Intercontinental Exchange
JPM	JPMorgan Chase Bank N.A.
MS	Morgan Stanley
Foreign Currencies:
BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro
IDR	Indonesian Rupiah
JPY	Japanese Yen
KZT	Kazakhstani Tenge
MXN	Mexican Peso
USD	United States Dollar
ZAR	South African Rand

Country Weightings†
Mexico	25%
Angola	8
Indonesia	6
Colombia	6
Malaysia	6
Ecuador	6
Argentina	5
Other	38
Total	100%
† % of total investments as of February 28, 2023.
Reverse Repurchase Agreements as of February 28, 2023 were as follows:
Counterparty	Interest Rate	Acquisition Date*	Amount
CS	5.25%	02/02/23	$(1,199)
CS	5.25	02/02/23	(977)
CS	5.25	02/02/23	(1,689)
CS	5.75	02/02/23	(231)
See Notes to Schedule of Investments

Virtus Stone Harbor Emerging Markets Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023
($ reported in thousands)
Reverse Repurchase Agreements as of February 28, 2023 were as follows:
Counterparty	Interest Rate	Acquisition Date*	Amount
CS	5.75%	02/02/23	$(339)
CS	5.75	02/02/23	(326)
CS	5.75	02/02/23	(3,809)
CS	5.75	02/02/23	(509)
CS	5.75	02/02/23	(416)
CS	5.75	02/17/23	(410)
CS	5.75	02/17/23	(899)
JPM	4.80	02/02/23	(1,536)
JPM	4.90	02/02/23	(1,248)
JPM	4.95	02/02/23	(964)
JPM	4.95	02/02/23	(803)
JPM	5.00	02/23/23	(1,197)
JPM	5.05	02/02/23	(1,050)
JPM	5.25	02/02/23	(998)
JPM	5.75	02/02/23	(243)
JPM	5.75	02/02/23	(682)
Total			$(19,525)

Footnote Legend:
*	All agreements can be terminated by either party on demand at value plus accrued interest.

Forward foreign currency exchange contracts as of February 28, 2023 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BRL	700	USD	136	JPM	03/02/23	$—	$(3)
MXN	43,300	USD	2,354	JPM	03/06/23	10	—
USD	131	BRL	700	JPM	03/02/23	—	(2)
USD	2,216	MXN	43,300	JPM	03/06/23	—	(148)
Total						$10	$(153)

See Notes to Schedule of Investments

Virtus Stone Harbor Emerging Markets Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023
($ reported in thousands)
Centrally cleared credit default swaps - sell protection(1) outstanding as of February 28, 2023 was as follows:
Reference Entity	Payment Frequency	Counterparty	Fixed Rate	Expiration Date	Notional Amount(2)	Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Republic of Argentina 4 Year CDS(3)	Quarterly	ICE	5.000%	6/20/25	$7,000	$(3,103)	$(1,467)	$—	$(1,636)
Total						$(3,103)	$(1,467)	$—	$(1,636)

Over-the-counter credit default swaps - sell protection(1) outstanding as of February 28, 2023 were as follows:
Reference Entity	Payment Frequency	Counterparty	Fixed Rate	Expiration Date	Notional Amount(2)	Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Arab Republic of Egypt CDS	Quarterly	MS	1.000%	12/20/25	$3,600	$(773)	$(711)	$—	$(62)
Eskom Holdings 5 Year CDS(4)	Quarterly	BCLY	1.000%	12/20/25	6,500	(290)	(626)	336	—
Republic of Argentina 4 Year CDS(3)	Quarterly	BCLY	5.000%	06/20/25	6,750	(2,992)	(1,405)	—	(1,587)
Republic of Argentina 5 Year CDS(3)	Quarterly	GS	5.000%	12/20/25	3,250	(1,726)	(574)	—	(1,152)
Republic of Argentina 5 Year CDS(3)	Quarterly	BCLY	5.000%	12/20/25	13,200	(7,011)	(2,334)	—	(4,677)
Republic of Turkey CDS(5)	Quarterly	BCLY	1.000%	06/20/27	4,880	(747)	(987)	240	—
Total						$(13,539)	$(6,637)	$576	$(7,478)

See Notes to Schedule of Investments

Virtus Stone Harbor Emerging Markets Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023
($ reported in thousands)
Footnote Legend:
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	Based on Republic of Argentina Sovereign Debt Obligation, USD Denominated 1.00% fixed coupon, 07/09/2029 maturity.
(4)	Based on Eskom Holdings SOC, Ltd. Corporate Debt Obligation, USD Denominated 6.35% fixed coupon, 08/10/2028 maturity.
(5)	Based on Republic of Turkey Sovereign Debt Obligation, USD Denominated 9.875% fixed coupon, 01/15/2028 maturity.
The following table summarizes the value of the Fund’s investments as of February 28, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at February 28, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$33,964	$—	$33,964	$—
Foreign Government Securities	49,069	—	49,069	—
Credit Linked Notes	3,372	—	—	3,372
Equity Securities:
Common Stocks	221	221	—	—
Other Financial Instruments:(1)
Forward Foreign Currency Exchange Contract	10	—	10	—
Total Assets	86,636	221	83,043	3,372
Liabilities:
Other Financial Instruments:(1)
Forward Foreign Currency Exchange Contracts	(153)	—	(153)	—
Centrally Cleared Credit Default Swap	(3,103)	—	(3,103)	—
Over-the-Counter Credit Default Swaps	(13,539)	—	(13,539)	—
Reverse Repurchase Agreements	(19,525)	—	(19,525)	—
Total Liabilities	(36,320)	—	(36,320)	—
Total Investments	$50,316	$221	$46,723	$3,372

See Notes to Schedule of Investments

Virtus Stone Harbor Emerging Markets Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023
($ reported in thousands)
(1)	Other financial instruments are derivative instruments reflected in the Schedule of Investments. Swaps are reported at value and forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. For liabilities arising from reverse repurchase agreements, the carrying amount approximates fair value due to the relatively short-term maturity of these financial instruments.
Securities held by the Fund with an end of period value of $115 were transferred from Level 3 to Level 2 due to a increase in trading activities at period end.
Securities held by the Fund with an end of period value of $221 were transferred from Level 3 to Level 1 due to a increase in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Corporate Bonds And Notes	Credit Linked Notes
Investments in Securities
Balance as of November 30, 2022:	$ 3,632	$ 108(a)	$ 3,524
Accrued discount/(premium)	20	—	20
Net realized gain (loss)	(121)	14	(135)
Net change in unrealized appreciation (depreciation)(b)	585	228	357
Purchases	—(c)	—(c)	—
Sales(d)	(408)	(14)	(394)
Transfers from Level 3(e)	(336)	(336)	—
Balance as of February 28, 2023	$ 3,372	$ —	$ 3,372
(a) Includes internally fair valued security currently priced at zero ($0).
(b) The net change in unrealized appreciation (depreciation) on investments still held at February 28, 2023, was $357.
(c) Amount is less than $500.
(d) Includes paydowns on securities.
(e) “Transfers into and/or from” represent the ending value as of February 28, 2023, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2023
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The  Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
    •    Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
    •    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
    •    Level 3 – prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based

VIRTUS STONE HARBOR EMERGING MARKETS INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023
on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.